Earnings (loss) per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Earnings (loss) per share
Basic and diluted net loss per share	$ (0.29)	$ (0.27)	$ (0.64)	$ (0.53)
Numerator (basic and diluted):
Net Loss	$ (8,739)	$ (7,754)	$ (18,854)	$ (15,172)
Denominator (basic and diluted):
Weighted-average ordinary shares outstanding	29,741	28,884	29,641	28,786